Leases - Summary of Detailed Information About Carrying Amounts of Lease Liabilities and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	¥ 60,007
Accretion of interest	2,198	$ 340	¥ 2,918
Payments	35,363	5,465	48,365
Ending balance	39,778	6,147	60,007
Current				¥ 22,755	$ 3,516	¥ 28,633
Non- current				17,023	2,631	31,374
Total	60,007	6,147	60,007	39,778	6,147	60,007
Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	60,007	9,273	96,852
Additions	15,256	2,357	11,473
Accretion of interest	2,198	340	2,918
Payments	(37,561)	(5,805)	(51,283)
Translation difference	(122)	(18)	47
Ending balance	39,778	6,147	60,007
Total	¥ 60,007	$ 9,273	¥ 60,007	¥ 39,778	$ 6,147	¥ 60,007